Deferred Income Tax and Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2017, is as follows:

(In millions of Korean won)	2016		2017
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	265,997	￦	318,339
Deferred tax assets to be recovered after more than 12 months		1,124,420		1,140,252

	￦	1,390,417	￦	1,458,591

Deferred tax liabilities
Deferred tax liability to be recovered within 12 months		(48,033)		(15,705)
Deferred tax liability to be recovered after more than 12 months		(778,655)		(859,126)

		(826,688)		(874,831)

Deferred tax assets after offsetting	￦	701,409	￦	712,222

Deferred tax liabilities after offsetting	￦	137,680	￦	128,462

Summary of Gross Movements on the Deferred Income Tax Account

The gross movements on the deferred income tax account for the years ended December 31, 2016 and 2017, are calculated as follows:

(In millions of Korean won)	2016		2017
Beginning	￦	715,747	￦	563,729
Charged(credited) to the statement of profit or loss		(152,102)		(1,771)
Charged(credited) to other comprehensive income		84		21,802

Ending	￦	563,729	￦	583,760

Summary of Movement in Deferred Income Tax Assets and Liabilities

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(In millions of Korean won)	2016
	Beginning		Statement of operations		Other comprehensive income		Ending
Deferred tax liabilities
Derivative instruments	￦	(19,155)	￦	(33,569)	￦	3,536	￦	(49,188)
Available-for-sale financial assets		(29,430)		(10)		(2,262)		(31,702)
Investment in subsidiaries, associates and joint ventures		(50,235)		(666)		155		(50,746)
Depreciation		(53,872)		14,374		—		(39,498)
Advanced depreciation provision		(231,692)		6,005		—		(225,687)
Deposits for severance benefits		(251,924)		(55,806)		—		(307,730)
Accrued income		(1,808)		(216)		—		(2,024)
Reserve for technology and human resource development		(1,216)		469		—		(747)
Others		(135,802)		16,436		—		(119,366)

		(775,134)		(52,983)		1,429		(826,688)

Deferred tax assets
Provisions for impairment on trade receivables		136,743		(26,467)		—		110,276
Inventory valuation		56		(8)		—		48
Contribution for construction		19,618		(1,527)		—		18,091
Accrued expenses		64,117		16,239		—		80,356
Provisions		20,353		(132)		—		20,221
Property, plant and equipment		239,791		(6,876)		—		232,915
Retirement benefit obligations		331,980		41,857		(1,345)		372,492
Withholding of facilities expenses		7,360		(450)		—		6,910
Accrued payroll expenses		21,634		4,281		—		25,915
Deduction of installment receivables		10,513		3,374		—		13,887
Assets retirement obligation		16,974		1,112		—		18,086
Gain or loss foreign currency translation		43,283		24,418		—		67,701
Deferred revenue		43,792		(17,679)		—		26,113
Real-estate sales		2,980		871		—		3,851

(In millions of Korean won)	2016
	Beginning		Statement of operations		Other comprehensive income		Ending
Tax credit carryforwards		212,820		(13,221)		—		199,599
Accumulated deficit		107,485		(107,485)		—		—
Others		211,382		(17,426)		—		193,956

		1,490,881		(99,119)		(1,345)		1,390,417

Net balance	￦	715,747	￦	(152,102)	￦	84	￦	563,729

(In millions of Korean won)	2017
	Beginning		Statement of operations		Other comprehensive income		Ending
Deferred tax liabilities
Derivative instruments	￦	(49,188)	￦	49,188	￦	—	￦	—
Available-for-sale financial assets		(31,702)		(164)		1,346		(30,520)
Investment in subsidiaries, associates and joint ventures		(50,746)		(42,659)		(3,245)		(96,650)
Depreciation		(39,498)		39,498		—		—
Advanced depreciation provision		(225,687)		(22,905)		—		(248,592)
Deposits for severance benefits		(307,730)		(80,126)		—		(387,856)
Accrued income		(2,024)		(126)		—		(2,150)
Reserve for technology and human resource development		(747)		433		—		(314)
Others		(119,366)		10,617		—		(108,749)

		(826,688)		(46,244)		(1,899)		(874,831)

Deferred tax assets
Derivative instruments		—		34,572		(9,848)		24,724
Provisions for impairment on trade receivables		110,276		11,380		—		121,656
Inventory valuation		48		(48)		—		—
Contribution for construction		18,091		180		—		18,271
Accrued expenses		80,356		10,683		—		91,039
Provisions		20,221		3,858		—		24,079
Property, plant and equipment		232,915		(841)		—		232,074
Retirement benefit obligations		372,492		67,751		26,806		467,049
Withholding of facilities expenses		6,910		472		—		7,382
Accrued payroll expenses		25,915		(10,786)		—		15,129
Deduction of installment receivables		13,887		(13,887)		—		—
Assets retirement obligation		18,086		2,750		—		20,836
Gain or loss foreign currency translation		67,701		(67,558)		—		143
Deferred revenue		26,113		221		—		26,334
Real-estate sales		3,851		4,847		—		8,698
Tax credit carryforwards		199,599		(48,823)		—		150,776
Deficit carried over		—		2,699		—		2,699

(In millions of Korean won)	2017
	Beginning		Statement of operations		Other comprehensive income		Ending
Others		193,956		47,003		6,743		247,702

		1,390,417		44,473		23,701		1,458,591

Net balance	￦	563,729	￦	(1,771)	￦	21,802	￦	583,760

Summary of Tax Impacts Recognized Directly To Equity

The tax impacts recognized directly to equity as of December 31, 2015, 2016 and 2017, are as follows:

	2015						2016						2017
(In millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Available-for-sale valuation gain(loss)	￦	(47,515)	￦	11,499	￦	(36,016)	￦	9,347	￦	(2,262)	￦	7,085	￦	(5,561)	￦	1,346	￦	(4,215)
Hedge instruments valuation gain(loss)		18,406		(4,454)		13,952		(14,611)		3,536		(11,075)		40,694		(9,848)		30,846
Remeasurements from net defined benefit liabilities		(49,963)		12,091		(37,872)		5,558		(1,345)		4,213		(110,768)		26,806		(83,962)
Shares of gain(loss) of associates and joint ventures		(5,297)		1,282		(4,015)		(641)		155		(486)		13,410		(3,245)		10,165
Foreign currency translation adjustment		(6,443)		1,559		(4,884)		(7,133)		1,726		(5,407)		(27,865)		6,743		(21,122)

Total	￦	(90,812)	￦	21,977	￦	(68,835)	￦	(7,480)	￦	1,810	￦	(5,670)	￦	(90,090)	￦	21,802	￦	(68,288)

Summary of Details of Income Tax Expense (Benefit)

Details of income tax expense(benefit) for the years ended December 31, 2015, 2016 and 2017, are calculated as follows:

(In millions of Korean won)	2015		2016		2017
Current income tax expense(benefit)	￦	(5,003)	￦	176,212	￦	268,885
Impact of change in deferred taxes		232,134		152,102		1,771

Income tax expense	￦	227,131	￦	328,314	￦	270,656

Summary of Tax on the Group's Profit Before Tax

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

	2015		2016		2017
Profit before income tax expense	￦	710,741	￦	1,123,431	￦	816,997

Statutory income tax expense	￦	171,999	￦	271,870	￦	197,251
Tax effect
Income not taxable for taxation purposes		(21,881)		(28,093)		(19,268)
Non-deductible expenses		28,849		21,947		39,746
Tax credit		(9,660)		(13,764)		(27,211)
Additional payment of income taxes		997		(4,780)		976
Tax effect and adjustment on consolidation
Goodwill impairment		23,185		31,847		20,475
Eliminated dividend income form subsidiaries		20,452		40,087		34,305
Changes of out-side tax effect		9,844		(567)		17,990
Others		3,346		9,767		6,392

Income tax expense	￦	227,131	￦	328,314	￦	270,656